Summary of Significant Accounting Policies - Computation of Basic and Diluted Net Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net (loss) income attributable to Endurance International Group Holdings, Inc.	$ 9,553	$ 7,816	$ (26,228)	$ (3,488)	$ 12,770	$ (6,335)	$ 627	$ (2,528)	$ (12,347)	$ 4,534	$ (107,308)
Net (loss) income per share attributable to Endurance International Group Holdings, Inc.:
Basic (in usd per share)	$ 0.07	$ 0.05	$ (0.18)	$ (0.02)	$ 0.09	$ (0.04)	$ 0.00	$ (0.02)	$ (0.09)	$ 0.03	$ (0.78)
Diluted (in usd per share)	$ 0.07	$ 0.05	$ (0.18)	$ (0.02)	$ 0.09	$ (0.04)	$ 0.00	$ (0.02)	$ (0.09)	$ 0.03	$ (0.78)
Weighted-average number of common shares used in computing net (loss) income per share attributable to Endurance International Group Holdings, Inc.
Basic (in shares)									145,259,691	142,316,993	137,322,201
Diluted (in shares)									145,259,691	145,669,760	137,322,201